                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:          March 31, 2007
                                                     ---------------------------

Check here if Amendment         [ ];                 Amendment Number:   _______

This Amendment (Check only one.):     [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                  Riverside Advisors, LLC
Address:               4401 Northside Parkway, Suite 390
                       Atlanta, Georgia  30327
                  --------------------------------------------------------------

Form 13F File Number:      28-10856
                           --------

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:                  Kyle Tomlin
         Title:                 Manager
         Phone:                 (404) 949-3101


Signature, Place, and Date of Signing:

              /s/ Kyle Tomlin           Atlanta, Georgia           4/23/07
         --------------------------   ----------------------     ------------
              [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

List of Other Managers Reporting for this Manager:

        NONE

                              Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:               NONE
                                             -----------------------------------

Form 13F Information Table Entry Total:          43
                                             -----------------------------------

Form 13F Information Table Value Total:      $   168,227
                                             -----------------------------------
                                                        (thousands)



List of Other Included Managers:

        Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

        NONE

                                                     FORM 13F INFORMATION TABLE


                                                                                                   Voting Authority
                                      Title
                                      of                Value     SHRs or                     Investment  Other
      Name of Issuer                  Class  CUSIP     (x$1000)  PRN Amount SH/PRN  Put/Call  Discretion Managers Sole  Shared  None
      --------------                  -----  -----     --------  ---------- ------  --------  ---------- -------- ----  ------  ----
 Abercrombie & Fitch Co.              COM    002896207    2,058    27,200   SH       SOLE                           2,058
 Aflac Inc                            COM    001055102    3,911    83,100   SH       SOLE                           3,911
 ALLIS-CHALMERS ENERGY INC            COM    B01GYW6        682    43,300   SH       SOLE                             682
 American Inter- national Group, Inc. COM    026874107    2,911    43,300   SH       SOLE                           2,911
 AMR CORP                             COM    2001692      2,378    78,100   SH       SOLE                           2,378
 Cameron Internationa l Corporation   COM    13342B105    7,874   125,400   SH       SOLE                           7,874
 CARDINAL HEALTH INC.                 COM    2175672      4,012    55,000   SH       SOLE                           4,012
 CEPHALON INC                         COM    2185143      6,672    93,700   SH       SOLE                           6,672
 Cisco Systems Inc                    COM    17275R102    2,785   109,100   SH       SOLE                           2,785
 CONTINENTAL AIRLINES CLB             COM    2220527      2,565    70,500   SH       SOLE                           2,565
 Diamond Offshore Drilling, Inc.      COM    25271C102    2,048    25,300   SH       SOLE                           2,048
 ENSCO International Incorporated     COM    26874Q100    2,432    44,700   SH       SOLE                           2,432
 EXPRESS SCRIPT INC                   COM    2326469      5,206    64,500   SH       SOLE                           5,206
 GLOBAL SANTA FE CORP                 COM    G3930E101    3,207    52,000   SH       SOLE                           3,207
 GOLDEN TELECOM INC                   COM    2494719      4,768    86,100   SH       SOLE                           4,768
 HERMAN MILLER INC                    COM    2594222      1,966    58,700   SH       SOLE                           1,966
 HUMANA INC                           COM    2445063      3,684    63,500   SH       SOLE                           3,684
 Jos. A. Bank Clothiers, Inc.         COM    480838101      866    24,491   SH       SOLE                             866
 KNOLL INC                            COM    B051B48      2,035    85,400   SH       SOLE                           2,035
 Mobile Telesystems-sp                COM    607409109    4,421    79,000   SH       SOLE                           4,421
 Morgan Stanley                       COM    617446448    6,639    84,300   SH       SOLE                           6,639
 NABORS INDUSTRIES LTD                COM    G6359F103    1,656    55,800   SH       SOLE                           1,656
 National-Oilwell, Inc.               COM    637071101    7,040    90,500   SH       SOLE                           7,040
 News Corp - CL A                     COM    65248e104    4,101   177,400   SH       SOLE                           4,101
 NIKE, Inc.                           COM    654106103    7,236    68,100   SH       SOLE                           7,236
 NOBLE CORP.                          COM    G65422100    2,101    26,700   SH       SOLE                           2,101
 NVIDIA CORP                          COM    2379504      2,668    92,700   SH       SOLE                           2,668
 OPEN JT STK CO-VIMPEL COMMUN         COM    68370R109    9,285    97,900   SH       SOLE                           9,285
 ORACLE CORP                          COM    2661568      3,171   174,900   SH       SOLE                           3,171
 OSHKOSH TRUCK CORP                   COM    2663520      1,712    32,300   SH       SOLE                           1,712
 PACCAR INC                           COM    2665861      4,066    55,400   SH       SOLE                           4,066
 Patterson-UTI Energy , Inc.          COM    703481101    1,805    80,433   SH       SOLE                           1,805
 PRICELINE.COM INC                    COM    2779063      3,584    67,300   SH       SOLE                           3,584
 Prudential Financial , Inc.          COM    744320102    6,950    77,000   SH       SOLE                           6,950
 Reinsurance Group of America         COM    759351109    6,874   119,100   SH       SOLE                           6,874
 RPC Inc                              COM    2719456      2,199   132,000   SH       SOLE                           2,199
 SEI Investments Company              COM    784117103    2,867    47,600   SH       SOLE                           2,867
 Tempur-Pedic Interna tional Inc.     COM    88023U101    3,189   122,700   SH       SOLE                           3,189
 The Walt Disney Company              COM    254687106    2,930    85,100   SH       SOLE                           2,930
 TRANSOCEAN INC.                      COM    G90078109    5,212    63,800   SH       SOLE                           5,212
 UnitedHealth Group Incorporated      COM    91324P102   10,631   200,700   SH       SOLE                          10,631
 W&T Offshore, Inc.                   COM    92922P106    1,658    57,300   SH       SOLE                           1,658
 WellPoint Inc.                       COM    94973V107    4,169    51,400   SH       SOLE                           4,169

